Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VI
Entity Central Index Key	0001552740
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000169744 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Bank ETF
Class Name	First Trust Nasdaq Bank ETF
Trading Symbol	FTXO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq Bank ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Bank ETF	$33	0.61%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%	[1],[2]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Net Assets	$ 249,264,197
Holdings Count | Holding	51
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$249,264,197
Total number of portfolio holdings	51
Portfolio turnover rate	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Citigroup, Inc.	8.3%
JPMorgan Chase & Co.	8.3%
Wells Fargo & Co.	8.1%
Bank of America Corp.	8.1%
Truist Financial Corp.	7.7%
Citizens Financial Group, Inc.	4.0%
U.S. Bancorp	3.9%
M&T Bank Corp.	3.9%
PNC Financial Services Group (The), Inc.	3.8%
First Citizens BancShares, Inc., Class A	3.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup, Inc.	8.3%
JPMorgan Chase & Co.	8.3%
Wells Fargo & Co.	8.1%
Bank of America Corp.	8.1%
Truist Financial Corp.	7.7%
Citizens Financial Group, Inc.	4.0%
U.S. Bancorp	3.9%
M&T Bank Corp.	3.9%
PNC Financial Services Group (The), Inc.	3.8%
First Citizens BancShares, Inc., Class A	3.5%

C000169745 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Food & Beverage ETF
Class Name	First Trust Nasdaq Food & Beverage ETF
Trading Symbol	FTXG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq Food & Beverage ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Food & Beverage ETF	$30	0.62%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.62%	[3],[4]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Net Assets	$ 18,217,273
Holdings Count | Holding	31
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$18,217,273
Total number of portfolio holdings	31
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mondelez International, Inc., Class A	8.5%
Archer-Daniels-Midland Co.	7.9%
PepsiCo, Inc.	7.9%
Kraft Heinz (The) Co.	7.7%
Corteva, Inc.	6.5%
Monster Beverage Corp.	4.5%
General Mills, Inc.	4.2%
Hershey (The) Co.	4.2%
Conagra Brands, Inc.	4.0%
Tyson Foods, Inc., Class A	4.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mondelez International, Inc., Class A	8.5%
Archer-Daniels-Midland Co.	7.9%
PepsiCo, Inc.	7.9%
Kraft Heinz (The) Co.	7.7%
Corteva, Inc.	6.5%
Monster Beverage Corp.	4.5%
General Mills, Inc.	4.2%
Hershey (The) Co.	4.2%
Conagra Brands, Inc.	4.0%
Tyson Foods, Inc., Class A	4.0%

C000169746 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Oil & Gas ETF
Class Name	First Trust Nasdaq Oil & Gas ETF
Trading Symbol	FTXN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq Oil & Gas ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Oil & Gas ETF	$30	0.62%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.62%	[5],[6]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Net Assets	$ 116,668,887
Holdings Count | Holding	46
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$116,668,887
Total number of portfolio holdings	46
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Exxon Mobil Corp.	7.9%
Chevron Corp.	7.7%
ConocoPhillips	7.6%
Occidental Petroleum Corp.	7.0%
EOG Resources, Inc.	5.5%
Marathon Petroleum Corp.	4.0%
Devon Energy Corp.	3.9%
Diamondback Energy, Inc.	3.8%
Kinder Morgan, Inc.	3.5%
Schlumberger N.V.	3.5%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Exxon Mobil Corp.	7.9%
Chevron Corp.	7.7%
ConocoPhillips	7.6%
Occidental Petroleum Corp.	7.0%
EOG Resources, Inc.	5.5%
Marathon Petroleum Corp.	4.0%
Devon Energy Corp.	3.9%
Diamondback Energy, Inc.	3.8%
Kinder Morgan, Inc.	3.5%
Schlumberger N.V.	3.5%

C000169747 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Pharmaceuticals ETF
Class Name	First Trust Nasdaq Pharmaceuticals ETF
Trading Symbol	FTXH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq Pharmaceuticals ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Pharmaceuticals ETF	$32	0.62%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[7],[8]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Net Assets	$ 15,692,310
Holdings Count | Holding	51
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$15,692,310
Total number of portfolio holdings	51
Portfolio turnover rate	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AbbVie, Inc.	7.8%
Johnson & Johnson	7.4%
Pfizer, Inc.	7.3%
Merck & Co., Inc.	7.1%
Bristol-Myers Squibb Co.	6.8%
Cardinal Health, Inc.	3.8%
Eli Lilly & Co.	3.7%
Biogen, Inc.	3.7%
Vertex Pharmaceuticals, Inc.	3.6%
Gilead Sciences, Inc.	3.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AbbVie, Inc.	7.8%
Johnson & Johnson	7.4%
Pfizer, Inc.	7.3%
Merck & Co., Inc.	7.1%
Bristol-Myers Squibb Co.	6.8%
Cardinal Health, Inc.	3.8%
Eli Lilly & Co.	3.7%
Biogen, Inc.	3.7%
Vertex Pharmaceuticals, Inc.	3.6%
Gilead Sciences, Inc.	3.5%

C000169748 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S-Network E-Commerce ETF
Class Name	First Trust S-Network E-Commerce ETF
Trading Symbol	ISHP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust S-Network E-Commerce ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ISHP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ISHP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network E-Commerce ETF	$33	0.61%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%	[9],[10]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Net Assets	$ 6,286,099
Holdings Count | Holding	61
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$6,286,099
Total number of portfolio holdings	61
Portfolio turnover rate	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alibaba Group Holding Ltd., ADR	2.7%
Reddit, Inc., Class A	2.5%
Alibaba Health Information Technology Ltd.	2.5%
JD Health International, Inc.	2.5%
Baidu, Inc., ADR	2.4%
Alphabet, Inc., Class A	2.2%
Kuaishou Technology	2.1%
Shopify, Inc., Class A	2.0%
PDD Holdings, Inc., ADR	2.0%
Prosus N.V.	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alibaba Group Holding Ltd., ADR	2.7%
Reddit, Inc., Class A	2.5%
Alibaba Health Information Technology Ltd.	2.5%
JD Health International, Inc.	2.5%
Baidu, Inc., ADR	2.4%
Alphabet, Inc., Class A	2.2%
Kuaishou Technology	2.1%
Shopify, Inc., Class A	2.0%
PDD Holdings, Inc., ADR	2.0%
Prosus N.V.	2.0%

C000169749 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Semiconductor ETF
Class Name	First Trust Nasdaq Semiconductor ETF
Trading Symbol	FTXL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq Semiconductor ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Semiconductor ETF	$38	0.61%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.61%	[11],[12]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Net Assets	$ 318,678,074
Holdings Count | Holding	32
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$318,678,074
Total number of portfolio holdings	32
Portfolio turnover rate	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Micron Technology, Inc.	9.7%
Intel Corp.	9.5%
Broadcom, Inc.	7.7%
NVIDIA Corp.	7.4%
QUALCOMM, Inc.	7.2%
Lam Research Corp.	4.6%
Applied Materials, Inc.	4.4%
KLA Corp.	4.3%
Amkor Technology, Inc.	3.8%
Skyworks Solutions, Inc.	3.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Micron Technology, Inc.	9.7%
Intel Corp.	9.5%
Broadcom, Inc.	7.7%
NVIDIA Corp.	7.4%
QUALCOMM, Inc.	7.2%
Lam Research Corp.	4.6%
Applied Materials, Inc.	4.4%
KLA Corp.	4.3%
Amkor Technology, Inc.	3.8%
Skyworks Solutions, Inc.	3.6%

C000169750 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Transportation ETF
Class Name	First Trust Nasdaq Transportation ETF
Trading Symbol	FTXR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq Transportation ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Transportation ETF	$33	0.61%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%	[13],[14]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Net Assets	$ 35,049,148
Holdings Count | Holding	41
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$35,049,148
Total number of portfolio holdings	41
Portfolio turnover rate	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Tesla, Inc.	10.4%
Union Pacific Corp.	8.2%
General Motors Co.	8.1%
Ford Motor Co.	7.9%
United Airlines Holdings, Inc.	7.2%
CSX Corp.	4.3%
FedEx Corp.	4.0%
United Rentals, Inc.	3.9%
PACCAR, Inc.	3.8%
United Parcel Service, Inc., Class B	3.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tesla, Inc.	10.4%
Union Pacific Corp.	8.2%
General Motors Co.	8.1%
Ford Motor Co.	7.9%
United Airlines Holdings, Inc.	7.2%
CSX Corp.	4.3%
FedEx Corp.	4.0%
United Rentals, Inc.	3.9%
PACCAR, Inc.	3.8%
United Parcel Service, Inc., Class B	3.7%

C000190378 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Select ETF
Class Name	Emerging Markets Equity Select ETF
Trading Symbol	RNEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Equity Select ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RNEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RNEM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Select ETF	$40	0.76%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[15],[16]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
Expenses Excluding Extraordinary Expenses, Percent	0.75%
Net Assets	$ 16,259,183
Holdings Count | Holding	279
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$16,259,183
Total number of portfolio holdings	279
Portfolio turnover rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	3.7%
United Microelectronics Corp.	3.1%
HDFC Life Insurance Co., Ltd.	3.0%
Reliance Industries Ltd.	2.9%
HDFC Bank Ltd.	2.8%
Maruti Suzuki India Ltd.	2.8%
Synnex Technology International Corp.	2.7%
ICICI Bank Ltd.	2.7%
SBI Cards & Payment Services Ltd.	2.7%
Catcher Technology Co., Ltd.	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	3.7%
United Microelectronics Corp.	3.1%
HDFC Life Insurance Co., Ltd.	3.0%
Reliance Industries Ltd.	2.9%
HDFC Bank Ltd.	2.8%
Maruti Suzuki India Ltd.	2.8%
Synnex Technology International Corp.	2.7%
ICICI Bank Ltd.	2.7%
SBI Cards & Payment Services Ltd.	2.7%
Catcher Technology Co., Ltd.	2.6%

C000190379 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Bloomberg Shareholder Yield ETF
Class Name	First Trust Bloomberg Shareholder Yield ETF
Trading Symbol	SHRY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Bloomberg Shareholder Yield ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SHRY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SHRY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Shareholder Yield ETF	$32	0.62%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[17],[18]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Net Assets	$ 17,171,045
Holdings Count | Holding	51
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$17,171,045
Total number of portfolio holdings	51
Portfolio turnover rate	73%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
CF Industries Holdings, Inc.	4.8%
NVR, Inc.	4.6%
Altria Group, Inc.	3.8%
MetLife, Inc.	3.3%
Kimberly-Clark Corp.	3.3%
Merck & Co., Inc.	3.1%
Schlumberger N.V.	3.1%
Comcast Corp., Class A	3.1%
Hartford Insurance Group (The), Inc.	2.9%
Lowe’s Cos., Inc.	2.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
CF Industries Holdings, Inc.	4.8%
NVR, Inc.	4.6%
Altria Group, Inc.	3.8%
MetLife, Inc.	3.3%
Kimberly-Clark Corp.	3.3%
Merck & Co., Inc.	3.1%
Schlumberger N.V.	3.1%
Comcast Corp., Class A	3.1%
Hartford Insurance Group (The), Inc.	2.9%
Lowe’s Cos., Inc.	2.9%

C000190380 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SMID Capital Strength ETF
Class Name	First Trust SMID Capital Strength ETF
Trading Symbol	FSCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust SMID Capital Strength ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSCS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSCS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Capital Strength ETF	$32	0.61%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[19],[20]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Net Assets	$ 49,501,508
Holdings Count | Holding	101
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$49,501,508
Total number of portfolio holdings	101
Portfolio turnover rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
InterDigital, Inc.	1.5%
C.H. Robinson Worldwide, Inc.	1.3%
Laureate Education, Inc.	1.3%
Grand Canyon Education, Inc.	1.3%
Ensign Group (The), Inc.	1.2%
Gentex Corp.	1.2%
PulteGroup, Inc.	1.2%
Globe Life, Inc.	1.2%
Leidos Holdings, Inc.	1.1%
Donaldson Co., Inc.	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
InterDigital, Inc.	1.5%
C.H. Robinson Worldwide, Inc.	1.3%
Laureate Education, Inc.	1.3%
Grand Canyon Education, Inc.	1.3%
Ensign Group (The), Inc.	1.2%
Gentex Corp.	1.2%
PulteGroup, Inc.	1.2%
Globe Life, Inc.	1.2%
Leidos Holdings, Inc.	1.1%
Donaldson Co., Inc.	1.1%

C000190381 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SMID Growth Strength ETF
Class Name	First Trust SMID Growth Strength ETF
Trading Symbol	FSGS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust SMID Growth Strength ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSGS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSGS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Growth Strength ETF	$33	0.61%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%	[21],[22]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Net Assets	$ 29,662,037
Holdings Count | Holding	105
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$29,662,037
Total number of portfolio holdings	105
Portfolio turnover rate	72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Medpace Holdings, Inc.	1.6%
InterDigital, Inc.	1.5%
Comfort Systems USA, Inc.	1.4%
Oscar Health, Inc., Class A	1.3%
Sterling Infrastructure, Inc.	1.3%
HCI Group, Inc.	1.3%
Installed Building Products, Inc.	1.3%
Adtalem Global Education, Inc.	1.3%
Halozyme Therapeutics, Inc.	1.2%
Ensign Group (The), Inc.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Medpace Holdings, Inc.	1.6%
InterDigital, Inc.	1.5%
Comfort Systems USA, Inc.	1.4%
Oscar Health, Inc., Class A	1.3%
Sterling Infrastructure, Inc.	1.3%
HCI Group, Inc.	1.3%
Installed Building Products, Inc.	1.3%
Adtalem Global Education, Inc.	1.3%
Halozyme Therapeutics, Inc.	1.2%
Ensign Group (The), Inc.	1.2%

C000190382 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P 500 Diversified Dividend Aristocrats ETF
Class Name	First Trust S&P 500 Diversified Dividend Aristocrats ETF
Trading Symbol	KNGZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust S&P 500 Diversified Dividend Aristocrats ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/KNGZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/KNGZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Diversified Dividend Aristocrats ETF	$27	0.51%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[23],[24]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.
Expenses Excluding Extraordinary Expenses, Percent	0.50%
Net Assets	$ 53,709,155
Holdings Count | Holding	100
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$53,709,155
Total number of portfolio holdings	100
Portfolio turnover rate	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
HP, Inc.	4.1%
Corning, Inc.	3.8%
Hewlett Packard Enterprise Co.	3.7%
Texas Instruments, Inc.	3.2%
Verizon Communications, Inc.	3.1%
Microchip Technology, Inc.	3.0%
International Business Machines Corp.	3.0%
QUALCOMM, Inc.	2.8%
Interpublic Group of (The) Cos., Inc.	2.8%
Best Buy Co., Inc.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
HP, Inc.	4.1%
Corning, Inc.	3.8%
Hewlett Packard Enterprise Co.	3.7%
Texas Instruments, Inc.	3.2%
Verizon Communications, Inc.	3.1%
Microchip Technology, Inc.	3.0%
International Business Machines Corp.	3.0%
QUALCOMM, Inc.	2.8%
Interpublic Group of (The) Cos., Inc.	2.8%
Best Buy Co., Inc.	2.3%

C000227379 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S-Network Streaming & Gaming ETF
Class Name	First Trust S-Network Streaming & Gaming ETF
Trading Symbol	BNGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust S-Network Streaming & Gaming ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BNGE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BNGE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network Streaming & Gaming ETF	$43	0.72%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.72%	[25],[26]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Net Assets	$ 8,089,279
Holdings Count | Holding	51
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$8,089,279
Total number of portfolio holdings	51
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Warner Bros. Discovery, Inc.	6.7%
Tencent Holdings Ltd.	5.4%
Electronic Arts, Inc.	5.3%
ROBLOX Corp., Class A	5.3%
NetEase, Inc.	4.7%
Sony Group Corp.	4.7%
Kuaishou Technology	4.5%
Advanced Micro Devices, Inc.	4.5%
Take-Two Interactive Software, Inc.	4.4%
Nintendo Co., Ltd.	4.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Warner Bros. Discovery, Inc.	6.7%
Tencent Holdings Ltd.	5.4%
Electronic Arts, Inc.	5.3%
ROBLOX Corp., Class A	5.3%
NetEase, Inc.	4.7%
Sony Group Corp.	4.7%
Kuaishou Technology	4.5%
Advanced Micro Devices, Inc.	4.5%
Take-Two Interactive Software, Inc.	4.4%
Nintendo Co., Ltd.	4.0%

C000227613 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Medical Devices ETF
Class Name	First Trust Indxx Medical Devices ETF
Trading Symbol	MDEV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Indxx Medical Devices ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MDEV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MDEV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Medical Devices ETF	$35	0.71%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[27],[28]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Net Assets	$ 2,000,731
Holdings Count | Holding	51
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$2,000,731
Total number of portfolio holdings	51
Portfolio turnover rate	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
WuXi AppTec Co., Ltd., Class H	4.3%
Hoya Corp.	2.7%
Smith & Nephew PLC	2.7%
ResMed, Inc.	2.4%
West Pharmaceutical Services, Inc.	2.4%
Agilent Technologies, Inc.	2.4%
Exact Sciences Corp.	2.3%
Insulet Corp.	2.3%
Mettler-Toledo International, Inc.	2.3%
Bio-Rad Laboratories, Inc., Class A	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
WuXi AppTec Co., Ltd., Class H	4.3%
Hoya Corp.	2.7%
Smith & Nephew PLC	2.7%
ResMed, Inc.	2.4%
West Pharmaceutical Services, Inc.	2.4%
Agilent Technologies, Inc.	2.4%
Exact Sciences Corp.	2.3%
Insulet Corp.	2.3%
Mettler-Toledo International, Inc.	2.3%
Bio-Rad Laboratories, Inc., Class A	2.2%

C000248907 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Bloomberg R&D Leaders ETF
Class Name	First Trust Bloomberg R&D Leaders ETF
Trading Symbol	RND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Bloomberg R&D Leaders ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RND
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg R&D Leaders ETF	$35	0.61%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.61%	[29],[30]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Net Assets	$ 2,962,969
Holdings Count | Holding	50
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$2,962,969
Total number of portfolio holdings	50
Portfolio turnover rate	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alphabet, Inc., Class A	10.0%
Apple, Inc.	9.0%
NVIDIA Corp.	8.5%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.2%
Tesla, Inc.	5.1%
Broadcom, Inc.	4.3%
Meta Platforms, Inc., Class A	3.6%
Eli Lilly & Co.	3.5%
AppLovin Corp., Class A	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc., Class A	10.0%
Apple, Inc.	9.0%
NVIDIA Corp.	8.5%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.2%
Tesla, Inc.	5.1%
Broadcom, Inc.	4.3%
Meta Platforms, Inc., Class A	3.6%
Eli Lilly & Co.	3.5%
AppLovin Corp., Class A	2.7%

C000251153 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust New Constructs Core Earnings Leaders ETF
Class Name	First Trust New Constructs Core Earnings Leaders ETF
Trading Symbol	FTCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust New Constructs Core Earnings Leaders ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTCE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust New Constructs Core Earnings Leaders ETF	$34	0.61%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.61%	[31],[32]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Net Assets	$ 51,659,072
Holdings Count | Holding	99
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$51,659,072
Total number of portfolio holdings	99
Portfolio turnover rate	54%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AppLovin Corp., Class A	7.0%
Apple, Inc.	5.1%
General Motors Co.	5.0%
NVIDIA Corp.	4.9%
International Business Machines Corp.	3.9%
Yum! Brands, Inc.	3.6%
Spotify Technology S.A.	3.5%
Eli Lilly & Co.	3.2%
Visa, Inc., Class A	2.9%
Arista Networks, Inc.	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AppLovin Corp., Class A	7.0%
Apple, Inc.	5.1%
General Motors Co.	5.0%
NVIDIA Corp.	4.9%
International Business Machines Corp.	3.9%
Yum! Brands, Inc.	3.6%
Spotify Technology S.A.	3.5%
Eli Lilly & Co.	3.2%
Visa, Inc., Class A	2.9%
Arista Networks, Inc.	2.6%

C000259078 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Balanced Income ETF
Class Name	First Trust Balanced Income ETF
Trading Symbol	FTBI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Balanced Income ETF (the “Fund”) for the period of May 28, 2025 (commencement of investment operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTBI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTBI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Balanced Income ETF	$9(1) (2)	0.25%(1) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	The Fund commenced investment operations on May 28, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(3)	Annualized.

Expenses Paid, Amount	$ 9	[33],[34]
Expense Ratio, Percent	0.25%	[33],[35]
Net Assets	$ 8,502,110
Holdings Count | Holding	14
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$8,502,110
Total number of portfolio holdings	14
Portfolio turnover rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust BuyWrite Income ETF	20.1%
First Trust Nasdaq BuyWrite Income ETF	10.2%
FT Vest Technology Dividend Target Income ETF	10.2%
First Trust Core Investment Grade ETF	6.9%
First Trust Smith Opportunistic Fixed Income ETF	6.9%
FT Vest Rising Dividend Achievers Target Income ETF	6.7%
FT Vest SMID Rising Dividend Achievers Target Income ETF	6.6%
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	6.4%
FT Vest Gold Strategy Target Income ETF®	5.3%
First Trust Intermediate Duration Investment Grade Corporate ETF	4.3%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust BuyWrite Income ETF	20.1%
First Trust Nasdaq BuyWrite Income ETF	10.2%
FT Vest Technology Dividend Target Income ETF	10.2%
First Trust Core Investment Grade ETF	6.9%
First Trust Smith Opportunistic Fixed Income ETF	6.9%
FT Vest Rising Dividend Achievers Target Income ETF	6.7%
FT Vest SMID Rising Dividend Achievers Target Income ETF	6.6%
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	6.4%
FT Vest Gold Strategy Target Income ETF®	5.3%
First Trust Intermediate Duration Investment Grade Corporate ETF	4.3%

[1]	Annualized.
[2]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[3]	Annualized.
[4]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[5]	Annualized.
[6]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[7]	Annualized.
[8]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[9]	Annualized.
[10]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[11]	Annualized.
[12]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[13]	Annualized.
[14]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[15]	Annualized.
[16]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
[17]	Annualized.
[18]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[19]	Annualized.
[20]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[21]	Annualized.
[22]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[23]	Annualized.
[24]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.
[25]	Annualized.
[26]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[27]	Annualized.
[28]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[29]	Annualized.
[30]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[31]	Annualized.
[32]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[33]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[34]	The Fund commenced investment operations on May 28, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[35]	Annualized.